Investments Subject to Significant Influence and Equity Income (Variable Interest Entity) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets [Abstract]
Assets, Current, Total	$ 2,526	$ 2,511
Property, Plant and Equipment, Net	16,995	17,290
Other Assets, Noncurrent, Total	9,250	9,420
Assets, Total	28,771	29,221
Liabilities, Current, Total	3,946	3,724
Liabilities, Noncurrent, Total	17,644	18,681
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total	7,181	6,816	$ 4,334
Liabilities and Equity, Total	28,771	29,221
NSPML [Member]
Consolidated Balance Sheets [Abstract]
Assets, Current, Total	225	439
Property, Plant and Equipment, Net	1,720	1,132
Other Assets, Noncurrent, Total	74	276
Assets, Total	2,019	1,847
Liabilities, Current, Total	180	219
Long-term Debt	1,287	1,288
Liabilities, Noncurrent, Total	42	25
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total	510	315
Liabilities and Equity, Total	$ 2,019	$ 1,847